General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
21.	GENERAL AND ADMINISTRATIVE EXPENSES

(in thousands)	31-Dec-21	31-Dec-20	31-Dec-19
Salaries and related expenses	$516	$284	$407
Professional services	1,063	294	202
Consulting and director fees	972	1,206	775
Management fees	-	99	317
Travel	85	43	80
Office and general	1,650	603	304
Regulatory and filing fees	178	48	46
Shareholder relations	468	281	192
Total	$4,932	$2,858	$2,323